UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment           [X] Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

This filing lists securities holdings reported on a form 13F filed on September 30, 2002 pursuant to a request for confidential treatment for which confidential treatment expired on March 31, 2003.

Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: 1 North Wacker, 32nd Floor
         Chicago, IL 60606

13F File Number:   28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312) 525-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   March 31, 2003


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.




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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  11
                                         --

Form 13F Information Table Value Total:  119,987,000
                                         -----------


List of Other Included Managers:  None



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


------------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE              SHR/          INVEST               VOTING
NAME OF ISSUER              TITLE/CLASS     CUSIP       (X1000)     SHARES  PRN  OPTION   DISCRT     SOLE      SHARE     OTHER
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC     DBCV11/0        026874AP2     14516    23300000  SH           DEFINED       0     23300000       0
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW       DEB4.900%8/1    25179MAA1      9415     9695000  SH           DEFINED       0      9695000       0
------------------------------------------------------------------------------------------------------------------------------------
IDEC PHARMACEUTICALS CORP   NOTE2/1         449370AC9     45660    27041000  SH           DEFINED       0     27041000       0
------------------------------------------------------------------------------------------------------------------------------------
OMNICOM GROUP INC           PUT             681919106         5          12  SH    PUT    DEFINED       0           12       0
------------------------------------------------------------------------------------------------------------------------------------
OMNICOM GROUP INC           PUT             681919AK2        52        5000  SH    PUT    DEFINED       0         5000       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA INC                 CLA             302125109      6939      137000  SH           DEFINED       0       137000       0
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA INC                 CALL            302125109       310        1000  SH    CALL   DEFINED       0         1000       0
------------------------------------------------------------------------------------------------------------------------------------
GOLDEN ST BANCORP INC       COM             381197102     28765      890000  SH           DEFINED       0       890000       0
------------------------------------------------------------------------------------------------------------------------------------
HOTELS COM                  CALL            44147T108       315        1000  SH    CALL   DEFINED       0         1000       0
------------------------------------------------------------------------------------------------------------------------------------
TICKETMASTER                CLB             88633P203      2059      135000  SH           DEFINED       0       135000       0
------------------------------------------------------------------------------------------------------------------------------------
UNILAB CORP NEW             COMNEW          904763208     11951      569900  SH           DEFINED       0       569900       0
------------------------------------------------------------------------------------------------------------------------------------

                            TOTAL MARKET VALUE:          119987